Loans payable (Disclosure of detailed information about shareholder loans) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Unrealized foreign exchange	$ (557,477)	$ 680,585	$ (49,193)
Shareholder loans [Member]
Disclosure of detailed information about borrowings [line items]
Principal opening balance	1,043,565	499,631
Net Addition	0	500,000
Unrealized foreign exchange	(25,801)	43,934
Principal ending balance	$ 1,017,764	$ 1,043,565	$ 499,631